UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08593

 NAME OF REGISTRANT:                     Highland Floating Rate Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: NexBank Tower
                                         13455 Noel Road, Suite 800
                                         Dallas, TX 75240

 NAME AND ADDRESS OF AGENT FOR SERVICE:  R. Joseph Dougherty
					 Highland Capital Management, L.P.
                                         NexBank Tower
                                         13455 Noel Road, Suite 800
                                         Dallas, TX 75240

 REGISTRANT'S TELEPHONE NUMBER:          877-665-1287

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Highland Floating Rate Fund
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There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Floating Rate Fund
By (Signature)       /s/ R. Joseph Dougherty
Name                 R. Joseph Dougherty
Title                Chief Executive Officer and President
Date                 08/26/2010